Trade and Finance Receivables - Receivables Narrative (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (Decrease) in Notes Receivables	$ 2
Grower receivables | Chilean | Grower of grapes and other produce
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross grower receivables	$ 29	$ 29